November 6, 2008

VIA EDGAR
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life and Annuity Insurance Company
Registration of Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies on Form N-6 Offered through
Nationwide VL Separate Account – G

Ladies and Gentlemen:

On behalf of Nationwide Life and Annuity Insurance Company (“Nationwide”) and its Nationwide VL Separate Account – G (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

The policies are designed to provide last survivor life insurance on two insured, wherein the death benefit proceeds become payable upon the death of the surviving insured.

The following information is included to aid in your review. The attached registration statement closely follows registration statement #333-146650, Post-Effective Amendment No. 5 effective October 20, 2008, Accession No. 0001190903-07-000948, and addresses Staff comments received, as applicable, as of the date of this submission.  The most significant change is the change in language throughout the registration statement to reflect the fact the policies are survivorship policies that insure two lives.

In addition, the following Riders will not be offered:

•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider

•	Premium Waiver Rider
•	Change of Insured Rider
•	Waiver of Monthly Deductions Rider
•	Accumulation Rider

In addition the following Riders have been added:

•	Policy Split Option Rider
•	No Charge Four Year Term Insurance Rider
•	Four Year Term Insurance Rider

Furthermore,
•	The Enhanced Dollar Cost Averaging language has been deleted. This feature will not be offered with this product.
•	Various language has been revised for annual updates to incorporate Staff comments received throughout the prior year and to reflect comments from annual actuarial, administrative, and legal review.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 677-5276.

Sincerely,

Christine M. Walkup
Senior Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny